Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories consisted of raw rubber materials, finished goods of rubber products and others, and are stated at the lower of cost or net realizable value. As of March 31, 2024 and December 31, 2023, inventories consisted of the following:

	March 31, 2024	December 31, 2023
	(Unaudited)
Raw materials	$11,602	$12,761
Finished goods	729,166	747,849
Total	740,768	760,610

Inventories consisted of raw rubber materials, finished goods of rubber products and others, and are stated at the lower of cost or net realizable value. As of December 31, 2023 and December 31, 2022, inventories consisted of the following:

	December 31, 2023	December 31, 2022

Raw materials	$12,761	$8,900
Finished goods, net	747,849	1,329,577
Total	760,610	1,338,477